Investments - Impaired Loans (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Impaired loans with allowances for losses		$ 0	$ 0
Impaired loans without allowances for losses	16.8	16.8	48.7
Subtotal		16.8	48.7
Less: Allowances for losses on impaired loans		0	0
Impaired loans, net		16.8	48.7
Unpaid principal balance of impaired loans	$ 31.9	$ 31.9	$ 63.8